Condensed Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Jun. 30, 2023	Dec. 31, 2022
Ordinary Shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Ordinary Shares, authorized	222,000,000	14,307,116
Ordinary Shares, issued	12,882,896	2,578,760
Ordinary Shares, outstanding	12,882,896	2,578,760
Preferred Shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Preferred Shares, authorized	0	6,196,004
Preferred Shares, issued	0	5,714,400
Preferred Shares, outstanding	0	5,714,400
Convertible Ordinary 1 and 2 Shares
Ordinary Shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Ordinary Shares, authorized	0	1,496,880
Ordinary Shares, issued	0	1,496,880
Ordinary Shares, outstanding	0	1,496,880